Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table summarizes the Master Trust’s financial instruments which are measured at fair value on a recurring basis as of December 31, 2025 and 2024 (in thousands):

December 31, 2025

	Level 1	Level 2	Level 3	Total
Common stock	$362,952.2	$—	$—	$362,952.2
Mutual funds	798,653.0	—	—	798,653.0
U.S. government and other debt securities	—	1,015.2	—	1,015.2
Certificates of deposit	—	1,601.6	—	1,601.6
Money market funds	2,890.6	—	—	2,890.6
Subtotal	$1,164,495.8	$2,616.8	$—	$1,167,112.6
Cash				8,554.4
Common/collective trust funds measured at NAV(a)				996,769.1
Total(b)				$2,172,436.1

December 31, 2024

	Level 1	Level 2	Level 3	Total
Common stock	$351,300.3	$—	$—	$351,300.3
Mutual funds	670,027.3	—	—	670,027.3
U.S. government and other debt securities	1,177.8	98.8	—	1,276.6
Certificates of deposit	—	1,369.2	—	1,369.2
Money market funds	1,413.2	—	—	1,413.2
Subtotal	$1,023,918.6	$1,468.0	$—	$1,025,386.6
Cash and money market funds				5,988.7
Common/collective trust funds measured at NAV(a)				877,940.0
Total(b)				$1,909,315.3
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(a)     In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

(b)    The Plan's interests within the Master Trust (see Note 4) are leveled in the same manner as the Master Trust investment categories presented above.